United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment [ x ];  Amendment Number: 1
This Amendment (Check only one.):
[ x ] is a restatement
[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     UBS AG, New York Branch
Address:       10 E. 50th Street
          New York, New York  10022

13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting
Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891
Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Stamford, Connecticut  April 3, 2001

Report Type  (Check only one.):

[ x ]   13F Holdings Report.
[   ]   13F Notice
[   ]    13F Combination Report.


Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:
291,798 (thousands)

List of Other Included Managers:   None


ISSUER                     ISSUE       CUSIP     MARKET QUANTITY  INVEST  OTHER    VOTING
                                                 VALUE           DISCRETN  MGR   AUTHORITY

ABBOTT LABS                 COM      002824100      851   23,200   SOLE    NA        NONE
AEGON NV              ORD AMER REG   007924103      734    8,490   SOLE      NA      NONE
AETNA INC                   COM      008117103    8,402  170,609   SOLE     NA       NONE
AON CORP                    COM      037389103   10,037  339,517   SOLE     NA       NONE
BANKBOSTON CORP             COM      06605R106    1,369   31,555   SOLE     NA       NONE
BAXTER INT INC              COM      071813109   13,231  219,608   SOLE     NA       NONE
BP AMOCO PLC             SPONS ADR   055622104      484    4,365   SOLE     NA       NONE
BRISTOL MYERS SQUIBB        COM      110122108    1,181   17,500   SOLE     NA       NONE
BURLINGTON NORTHERN         COM      12189T104   17,596  639,871   SOLE     NA       NONE
CHASE MANHATTAN CORP         COM     16161A108      201    2,672   SOLE     NA       NONE
CHEVRON CORP                 COM     166751107      254    2,864   SOLE     NA       NONE
CIGNA CORP                   COM     125509109   11,855  152,471   SOLE     NA       NONE
CISCO SYSTEMS               COM      17275R102      350    5,100   SOLE     NA       NONE
COCA COLA CO                COM      191216100      261    5,400   SOLE     NA       NONE
COMPAQ COMPUTER CORP        COM      204493100    7,238  316,420   SOLE     NA       NONE
COMPUWARE CORP              COM      205638109    6,434  246,858   SOLE     NA       NONE
CORNING INC                 COM      219350105      215    3,143   SOLE     NA       NONE
DELPHI AUTO SYSTEMS          COM     247126105    3,357  209,025   SOLE     NA       NONE
DIAMONDS TRUST           UNIT SER 1  252787106      466    4,500   SOLE     NA       NONE
EASTMAN KODAK CO            COM      277461109      211    2,790   SOLE     NA       NONE
ELECTRONIC DATA             COM      285661104   14,034  265,108   SOLE     NA       NONE
ENRON CORP                  COM      293561106      286    6,960   SOLE     NA       NONE
EXXON CORP                  COM      302290101      290    3,814   SOLE     NA       NONE
FDX CORPORATION             COM      31304N107   16,405  421,994   SOLE     NA       NONE
FEDERAL HOME LN MTG         COM      313400301      333    6,400   SOLE     NA       NONE
FIRST DATA CORPORATION      COM      319963104   13,480  307,246   SOLE     NA       NONE
FIRST UNION CORP.           COM      337358105    7,837  219,997   SOLE     NA       NONE
FLEET FINANCIAL GROUP       COM      33901A108    5,729  156,422   SOLE     NA       NONE
GENERAL ELECTRIC CORP       COM      369604103    2,671   22,528   SOLE     NA       NONE
GENERAL INSTRUMENT          COM      370120107      212    4,411   SOLE     NA       NONE
GENERAL MILLS               COM      370334104      281    3,460   SOLE     NA       NONE
GTE CORP                    COM      362320103      347    4,520   SOLE     NA       NONE
HOUSEHOLD INTL INC          COM      441815107    9,289  231,490   SOLE     NA       NONE
ILLINOIS TOOL WORKS INC     COM      452308109    2,937   39,388   SOLE     NA       NONE
JOHNSON & JOHNSON           COM      478160104      535    5,824   SOLE     NA       NONE
KIMBERLY CLARK CORP         COM      494368103   12,530  237,544   SOLE     NA       NONE
LILLY (ELI) & CO            COM      532457108   10,569  164,661   SOLE     NA       NONE
LOCKHEED MARTIN CORP        COM      539830109   14,334  438,522   SOLE     NA       NONE
LUCENT TECHNOLOGIES INC     COM      549463107      878   13,532   SOLE     NA       NONE
MASCO CORP.                 COM      574599106    8,906  287,295   SOLE     NA       NONE
MATTEL INC                  COM      577081102    5,245  276,030   SOLE     NA       NONE
MELLON BANK CORP            COM      58551A108      504   14,996   SOLE     NA       NONE
MORGAN J P & CO INC         COM      616880100      581    5,088   SOLE     NA       NONE
MOTOROLA INC                COM      620076109      565    6,416   SOLE     NA       NONE
NEW YORK TIMES CO         CLASS A    650111107    2,020   53,862   SOLE     NA       NONE
NEWELL RUBBERMAID INC       COM      651229106    5,513  193,023   SOLE     NA       NONE
NORFOLK SOUTHERN CORP       COM      655844108    3,019  123,233   SOLE     NA       NONE
PEPSICO INC                 COM      713448108      419   13,740   SOLE     NA       NONE
PHILIP MORRIS COS INC       COM      718154107    7,080  207,093   SOLE     NA       NONE
PRAXAIR INC                 COM      74005P104    5,210  113,252   SOLE     NA       NONE
RAYTHEON CO.              CLASS B    755111408   11,228  226,257   SOLE     NA       NONE
SBC COMMUNICATIONS INC      COM      78387G103    2,663   52,160   SOLE     NA       NONE
SCHERING PLOUGH CORP        COM      806605101      419    9,600   SOLE     NA       NONE
SYSCO CORP                  COM      871829107      673   19,200   SOLE     NA       NONE
TELEFONICA S A           SPONS ADR   879382208      240    4,992   SOLE     NA       NONE
UNILEVER N V           NY SHS NEW    904784709      341    5,000   SOLE     NA       NONE
UNITED HEALTHCARE           COM      910581107    7,812  160,447   SOLE     NA       NONE
US BANCORP (DELAWARE)       COM      902973106    5,056  167,501   SOLE     NA       NONE
WELLS FARGO & CO (NEW)      COM      949746101   13,032  328,876   SOLE     NA       NONE
XEROX CORP                  COM      984121103   12,433  296,225   SOLE    NA        NONE

